                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0578

                                                       Expires:  Feb. 28, 2006

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                                                       hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-09913
       -------------------------------------------------------------------------


                           AIM Counselor Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100   Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (713) 626-1919
                                                    -------------------

Date of fiscal year end:    8/31
                         -----------------

Date of reporting period:   5/31/05
                          ---------------

Item 1. Reports to Stockholders.

                       AIM ADVANTAGE HEALTH SCIENCES FUND
            Quarterly Schedule of Portfolio Holdings o May 31, 2005


        YOUR GOALS. OUR SOLUTIONS.      [AIM INVESTMENTS LOGO APPEARS HERE]
         --Registered Trademark--             --Registered Trademark--

AIMinvestments.com         I-AHS-QTR-1 5/05           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
May 31, 2005
(Unaudited)

                                                                                MARKET
                                                               SHARES           VALUE
-----------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
INTERESTS-64.58%

BIOTECHNOLOGY--11.01%

Abgenix, Inc.                                (a)                  52,000     $    374,400
-----------------------------------------------------------------------------------------
Amgen Inc.                                   (a)                  96,800        6,057,744
-----------------------------------------------------------------------------------------
Biogen Idec Inc.                             (a)(b)               38,600        1,509,349
-----------------------------------------------------------------------------------------
Cellomics, Inc. (Acquired 10/02/00;
Cost $3,499,996)                             (a)(c)(d)(e)      8,869,999                0
-----------------------------------------------------------------------------------------
Corgentech Inc.                              (a)                  29,300           70,320
-----------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.                 (a)                 229,700        2,299,297
-----------------------------------------------------------------------------------------
DOV Pharmaceutical, Inc.                     (a)(b)                5,000           75,500
-----------------------------------------------------------------------------------------
Evolutionary Genomics (Acquired
09/15/97-06/25/98; Cost $408,490)            (a)(c)(d)(e)(f)   3,663,120                0
-----------------------------------------------------------------------------------------
Gilead Sciences, Inc.                        (a)                  40,200        1,640,197
-----------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc.                (a)(b)              148,000          507,640
-----------------------------------------------------------------------------------------
Ligand Pharmaceuticals Inc.-Class B          (a)(b)               60,000          350,400
-----------------------------------------------------------------------------------------
Nabi Biopharmaceuticals                      (a)(b)               68,700          844,323
-----------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                    (a)                   8,400          312,228
-----------------------------------------------------------------------------------------
Protein Design Labs, Inc.                    (a)                 245,700        4,692,870
-----------------------------------------------------------------------------------------
Serologicals Corp.                           (a)(b)               15,500          333,095
-----------------------------------------------------------------------------------------
Tercica, Inc.                                (a)                  10,000           79,800
-----------------------------------------------------------------------------------------
TorreyPines Therapeutics, Inc.
(Acquired 09/15/97-06/25/98; Cost $202,031)  (a)(c)(d)(e)         67,828           67,828
=========================================================================================
                                                                               19,214,991
=========================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.35%

Dionex Corp.                                 (a)                  13,600          609,960
=========================================================================================

HEALTH CARE EQUIPMENT--23.24%

Adeza Biomedical Corp.                       (c)(g)              385,394        4,082,473
-----------------------------------------------------------------------------------------
ATS Medical, Inc.                            (a)                  85,000          276,250
-----------------------------------------------------------------------------------------
Bard (C.R.), Inc.                            (h)                   7,900          539,175
-----------------------------------------------------------------------------------------
Baxter International Inc.                                         21,500          793,350
-----------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                            7,800          448,110
-----------------------------------------------------------------------------------------
Biomet, Inc.                                 (b)                   7,300          275,137
-----------------------------------------------------------------------------------------
Boston Scientific Corp.                      (a)                  23,100          625,779
-----------------------------------------------------------------------------------------
Cytyc Corp.                                  (a)                  46,100        1,079,201
-----------------------------------------------------------------------------------------
DexCom, Inc.                                 (a)(c)(i)           564,613        7,088,716
-----------------------------------------------------------------------------------------
EPIX Pharmaceuticals Inc.                    (a)                  26,000          206,180
-----------------------------------------------------------------------------------------
Fisher Scientific International Inc.         (a)                  30,300        1,892,538
-----------------------------------------------------------------------------------------
Guidant Corp.                                                     80,000        5,911,200
-----------------------------------------------------------------------------------------
IntraLase Corp.                              (a)                  26,000          504,140
-----------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                       (a)                   7,100          456,175
-----------------------------------------------------------------------------------------

I-AHS-QTR-1

                                                                                MARKET
                                                               SHARES           VALUE
-----------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT - (CONTINUED)

Medtronic, Inc.                                                   85,300     $  4,584,875
-----------------------------------------------------------------------------------------
Sensys Medical, Inc. (Acquired 04/23/04;
  Cost $688)                                 (a)(c)(d)(e)(f)        1,449              688
-----------------------------------------------------------------------------------------
Sensys Medical, Inc.-Wts.,
  expiring 08/13/06
  (Acquired 10/18/01-04/23/04;
  Cost $239)                                 (c)(d)(e)(j)(f)       4,057                0
-----------------------------------------------------------------------------------------
  expiring 09/17/06
  (Acquired 10/05/01-04/23/04;
  Cost $96)                                  (c)(d)(e)(j)(f)       1,622                0
-----------------------------------------------------------------------------------------
  expiring 10/19/06
  (Acquired 11/07/01-04/23/04;
  Cost $96)                                  (c)(d)(e)(j)(f)       1,622                0
-----------------------------------------------------------------------------------------
SonoSite, Inc.                               (a)                  69,000        2,118,300
-----------------------------------------------------------------------------------------
St. Jude Medical, Inc.                       (a)                 123,600        4,958,832
-----------------------------------------------------------------------------------------
Thermo Electron Corp.                        (a)                  57,500        1,513,400
-----------------------------------------------------------------------------------------
Varian Inc.                                  (a)                  42,400        1,577,280
-----------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                 (a)                  22,100          831,181
-----------------------------------------------------------------------------------------
Vnus Medical Technologies                    (a)(b)               31,200          400,920
-----------------------------------------------------------------------------------------
Waters Corp.                                 (a)                   9,500          369,075
=========================================================================================
                                                                               40,532,975
=========================================================================================

HEALTH CARE FACILITIES--3.51%

Community Health Systems Inc.                (a)                 116,900        4,251,653
-----------------------------------------------------------------------------------------
HCA Inc.                                                          15,000          810,000
-----------------------------------------------------------------------------------------
Triad Hospitals, Inc.                        (a)                  12,300          623,856
-----------------------------------------------------------------------------------------
Universal Health Services, Inc.-Class B                            7,400          432,382
=========================================================================================
                                                                                6,117,891
=========================================================================================

HEALTH CARE SERVICES--4.00%

Caremark Rx, Inc.                            (a)                  39,500        1,764,070
-----------------------------------------------------------------------------------------
DaVita, Inc.                                 (a)                  14,600          672,476
-----------------------------------------------------------------------------------------
HMS Holdings Corp.                           (a)                  83,000          514,600
-----------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.     (a)                  65,300        3,159,214
-----------------------------------------------------------------------------------------
SFBC International, Inc.                     (a)                  24,800          868,248
=========================================================================================
                                                                                6,978,608
=========================================================================================

HEALTH CARE SUPPLIES--1.60%

Advanced Medical Optics, Inc.                (a)                   9,600          370,656
-----------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                            8,700          574,635
-----------------------------------------------------------------------------------------
DENTSPLY International Inc.                                       10,500          599,025
-----------------------------------------------------------------------------------------
Gen-Probe Inc.                               (a)                     600           23,316
-----------------------------------------------------------------------------------------
Symmetry Medical Inc.                        (a)                  55,000        1,228,700
=========================================================================================
                                                                                2,796,332
=========================================================================================

MANAGED HEALTH CARE--4.67%

Aetna Inc.                                                        10,400          811,304
-----------------------------------------------------------------------------------------
Health Net Inc.                              (a)                  29,200          999,516
-----------------------------------------------------------------------------------------
Humana Inc.                                  (a)                  12,100          439,956
-----------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.              (a)                  58,200        3,656,706
-----------------------------------------------------------------------------------------
WellPoint, Inc.                              (a)                  16,800        2,234,400
=========================================================================================
                                                                                8,141,882
=========================================================================================

I-AHS-QTR-1

                                                                                MARKET
                                                                 SHARES         VALUE
-----------------------------------------------------------------------------------------
PHARMACEUTICALS--16.20%

Able Laboratories, Inc.                      (a)(b)               45,900     $    195,993
-----------------------------------------------------------------------------------------
Forest Laboratories, Inc.                    (a)(b)               39,200        1,512,336
-----------------------------------------------------------------------------------------
IVAX Corp.                                   (a)                  16,100          316,365
-----------------------------------------------------------------------------------------
Johnson & Johnson                                                  3,200          214,720
-----------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                 75,200        4,384,160
-----------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                              42,100        1,186,378
-----------------------------------------------------------------------------------------
MGI Pharma, Inc.                             (a)                  31,400          728,480
-----------------------------------------------------------------------------------------
Pfizer Inc.                                                      375,000       10,462,500
-----------------------------------------------------------------------------------------
Sepracor Inc.                                (a)(b)               27,400        1,664,824
-----------------------------------------------------------------------------------------
SuperGen, Inc.                               (a)(b)               50,000          251,500
-----------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                             11,300          233,119
-----------------------------------------------------------------------------------------
Wyeth                                                            163,900        7,108,343
=========================================================================================
                                                                               28,258,718
=========================================================================================

Total Domestic Common Stocks & Other Equity
Interests (Cost $96,351,742)                                                  112,651,357
=========================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-25.87%

CANADA--1.68%

QLT Inc. (Biotechnology)                     (a)                 281,700        2,921,229
=========================================================================================

DENMARK--1.40%

Novo Nordisk A.S.-Class B (Pharmaceuticals)  (k)                  47,400        2,438,035
=========================================================================================

FRANCE--3.38%

Sanofi-Aventis-ADR (Pharmaceuticals)                             131,100        5,899,500
=========================================================================================

GERMANY--0.59%

Altana A.G. (Pharmaceuticals)                (b)(k)                5,000          297,040
-----------------------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)                 (k)                   9,571          740,163
=========================================================================================
                                                                                1,037,203
=========================================================================================

ISRAEL--0.22%

Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                            (b)                  11,300          377,081
=========================================================================================

JAPAN--9.65%

Astellas Pharma Inc. (Pharmaceuticals)       (k)                 178,000        6,337,354
-----------------------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)            (k)                 260,000        8,783,346
-----------------------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
(Pharmaceuticals)                            (k)                  60,000          748,324
-----------------------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd.
(Pharmaceuticals)                            (k)                  11,000          248,312
-----------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals)                            (k)                  15,000          720,341
=========================================================================================
                                                                               16,837,677
=========================================================================================

I-AHS-QTR-1

                                                                                MARKET
                                                               SHARES           VALUE
-----------------------------------------------------------------------------------------
NETHERLANDS--0.18%

Akzo Nobel N.V.-ADR (Diversified Chemicals)                        8,000     $    314,400
=========================================================================================

SWITZERLAND--6.99%

Novartis A.G.-ADR (Pharmaceuticals)                               82,000        4,004,060
-----------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)             (k)              65,000        8,188,434
=========================================================================================
                                                                               12,192,494
=========================================================================================

UNITED KINGDOM--1.78%

Shire Pharmaceuticals Group PLC-ADR
(Pharmaceuticals)                                                 97,100        3,108,171
=========================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $42,544,250)                                                             45,125,790
=========================================================================================

PREFERRED STOCKS--4.25%

BIOTECHNOLOGY--0.34%

Athersys Inc.-Pfd., Class F, Conv
(Acquired 04/17/00; Cost $5,000,000)          (a)(c)(d)(e)       416,667          595,930
-----------------------------------------------------------------------------------------
Cellomics, Inc.-Pfd., Series NNN
(Acquired 10/02/00; Cost $3,499,996)          (a)(c)(d)(e)     8,869,999                0
-----------------------------------------------------------------------------------------
Cengent Therapeutics Inc.-Pfd., Series D
(Acquired 03/24/00; Cost $4,000,003)          (a)(c)(d)(e)       650,407                0
-----------------------------------------------------------------------------------------
Ingenex, Inc.-Pfd., Series B
(Acquired 09/27/94; Cost $600,000)            (a)(c)(d)(e)       103,055                0
=========================================================================================
                                                                                  595,930
=========================================================================================

HEALTH CARE DISTRIBUTORS--0.73%

Locus Pharmaceuticals, Inc.-Pfd., Series C
(Acquired 11/21/00; Cost $4,500,000)          (a)(c)(d)(e)(f)  2,000,000          978,000
-----------------------------------------------------------------------------------------
Locus Pharmaceuticals, Inc.-Pfd., Series D
(Acquired 09/06/01; Cost $2,352,940)          (a)(c)(d)(e)(f)    588,235          287,647
=========================================================================================
                                                                                1,265,647
=========================================================================================

HEALTH CARE EQUIPMENT--2.83%

Masimo Corp.-Pfd., Series C
(Acquired 10/07/98; Cost $1,000,000)          (a)(c)(d)(e)       125,000        1,000,000
-----------------------------------------------------------------------------------------
Masimo Corp.-Pfd., Series F, Conv
(Acquired 09/14/99; Cost $174,999)            (a)(c)(d)(e)        15,909          174,999
-----------------------------------------------------------------------------------------
Neothermia Corp.-Pfd., Series C
(Acquired 03/26/01; Cost $2,000,001)          (a)(c)(d)(e)     2,439,026        2,463,416
-----------------------------------------------------------------------------------------
Sensys Medical, Inc.-Pfd., Series A-1
(Acquired 02/25/98-02/04/05; Cost $7,321,664)
                                              (a)(c)(d)(e)(f)  1,759,252        1,301,846
=========================================================================================
                                                                                4,940,261
=========================================================================================

PHARMACEUTICALS--0.35%

BioImagene-Pfd,.-Series B-2
(Acquired 05/24/01; Cost $1,350,000)          (a)(c)(d)(e)       101,919          102,663
-----------------------------------------------------------------------------------------
Predix Pharmaceuticals, Inc.-Pfd.,
Series AB, Conv. (Acquired 11/07/97-09/21/04;
Cost $1,511,467)                              (a)(c)(d)(e)     1,471,072          324,180
-----------------------------------------------------------------------------------------
Predix Pharmaceuticals, Inc.-Pfd.,
Series C, Conv. (Acquired 08/05/04;
Cost $187,323)                                (a)(c)(d)(e)       850,039          187,323
=========================================================================================
                                                                                  614,166
=========================================================================================

Total Preferred Stocks (Cost $33,498,394)                                       7,416,004
=========================================================================================



1-AHS-QTR-1                           F-4

                                                              PRINCIPAL         MARKET
                                                               AMOUNT           VALUE
-----------------------------------------------------------------------------------------
BONDS & NOTES--0.10%

HEALTH CARE EQUIPMENT--0.10%

Sensys Medical, Inc., Sec. Notes, 8.00%,
12/31/05 (Acquired 03/16/05-05/31/05;
Cost $178,051)                                (c)(e)(f)(l)  $    178,051     $    178,051
=========================================================================================

                                                               SHARES
-----------------------------------------------------------------------------------------
MONEY MARKET FUNDS--2.42%

Premier Portfolio-Institutional Class
(Cost $4,219,984)                             (m)              4,219,984        4,219,984
=========================================================================================

TOTAL INVESTMENTS--97.22% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $176,792,421)                                   169,591,186
=========================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS--2.78%

Premier Portfolio-Institutional Class         (m)(n)           4,853,222        4,853,222
=========================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $4,853,222)                            4,853,222
=========================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $181,645,643)                                                          $174,444,408
=========================================================================================

                                                              SHARES
                                                               SOLD             MARKET
                                                               SHORT            VALUE
-----------------------------------------------------------------------------------------
SECURITIES SOLD SHORT--2.90%                  (o)

COMMON STOCKS--2.90%

BIOTECHNOLOGY--2.16%

Celgene Corp.                                                     20,000     $    846,800
-----------------------------------------------------------------------------------------
Cephalon, Inc.                                                    10,000          424,200
-----------------------------------------------------------------------------------------
CV Therapeutics, Inc.                                             15,000          303,300
-----------------------------------------------------------------------------------------
ImClone Systems Inc.                                              10,000          331,400
-----------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                                      30,000        1,130,100
-----------------------------------------------------------------------------------------
Northfield Laboratories Inc.                                      30,000          391,800
-----------------------------------------------------------------------------------------
United Therapeutics Corp.                                          7,000          349,720
=========================================================================================
                                                                                3,777,320
=========================================================================================

HEALTH CARE FACILITIES--0.74%

Manor Care, Inc.                                                  33,100        1,286,266
=========================================================================================
Total Common Stocks Sold Short
 (Total Proceeds $4,983,999)                                                 $  5,063,586
_________________________________________________________________________________________
=========================================================================================



1-AHS-QTR-1                           F-5

Investment Abbreviations:

ADR      American Depositary Receipt
Conv.    Convertible
Pfd.     Preferred
Sec.     Secured
Wts.     Warrants

    Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at May 31, 2005.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at May 31, 2005 was $18,833,760, which represented 10.80% of the Fund's Total Investments. See Note 1A.

(d) Security is considered venture capital. See Note 1H.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at May 31, 2005 was $7,662,571, which represented 4.39% of the Fund's Total Investments. These securities are considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities.

(f) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities at of May 31, 2005 was $2,746,232 which represented 1.57% of the Fund's Total Investments.

(g) As a result of an initial public offering, the security is subjected to a lockup period until June 7, 2005 and therefore considered to be illiquid.

(h) A portion of this security is subject to call options written. See Note 1F and Note 4.

(i) As a result of an initial public offering, the security is subjected to a lockup period until October 10, 2005 and therefore considered to be illiquid.

(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(k) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at May 31, 2005 was $ 28,501,349, which represented 16.34% of the Fund's Total Investments. See Note 1A.

(l) The Fund has an agreement with a remaining commitment to purchase $89,025 principal amount of Sensys Medical, Inc., Sec. Notes for $89,025, which is subject to the terms of the agreement.

(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(n) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

(o) Collateral on short sales segregated by the Fund in the amount of $8,915,056 which represents 176.06% of the market value of securities sold short.

    See accompanying notes which are an integral part of this schedule.

I-AHS-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2005
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be

I-AHS-QTR-1
    priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

        The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of

I-AHS-QTR-1

    Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

        A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

I-AHS-QTR-1

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. VENTURE CAPITAL INVESTMENTS -- The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended May 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                           MARKET                                        UNREALIZED        MARKET                        REALIZED
                           VALUE         PURCHASES       PROCEEDS       APPRECIATION       VALUE         DIVIDEND          GAIN
FUND                      08/31/04        AT COST       FROM SALES     (DEPRECIATION)     05/31/05        INCOME          (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio
-Institutional Class   $   3,257,615   $ 104,081,880   $(103,119,511)  $          --   $   4,219,984   $      90,916   $          --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                          MARKET                                     UNREALIZED       MARKET                       REALIZED
                          VALUE        PURCHASES       PROCEEDS     APPRECIATION      VALUE         DIVIDEND         GAIN
FUND                     08/31/04       AT COST       FROM SALES   (DEPRECIATION)    05/31/05        INCOME*        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class   $    385,495   $ 12,868,891   $ (8,401,164)   $         --   $  4,853,222   $      4,122   $         --
=============================================================================================================================
* Net of Rebates

I-AHS-QTR-1

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended May 31, 2005.

                           MARKET                                      UNREALIZED         MARKET                        REALIZED
                           VALUE         PURCHASES      PROCEEDS      APPRECIATION         VALUE         DIVIDEND         GAIN
FUND                      08/31/04       AT COST       FROM SALES    (DEPRECIATION)       05/31/05        INCOME         (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Evolutionary
Genomics                $        0     $       --     $       --     $           --      $         0    $       --     $       --
---------------------------------------------------------------------------------------------------------------------------------
Sensys Medical,
Inc.                           688               --             --               --              688            --             --
---------------------------------------------------------------------------------------------------------------------------------
Sensys Medical,
Inc.
  expiring 08/13/06              0               --             --               --                0            --             --
---------------------------------------------------------------------------------------------------------------------------------
  expiring 09/17/06              0               --             --               --                0            --             --
---------------------------------------------------------------------------------------------------------------------------------
  expiring 10/19/06              0               --             --               --                0            --             --
---------------------------------------------------------------------------------------------------------------------------------
Locus
Pharmaceuticals,
Inc. Pfd., Series C      3,340,000               --             --       (2,362,000)         978,000            --             --
---------------------------------------------------------------------------------------------------------------------------------
Locus
Pharmaceuticals,
Inc Pfd., Series D         982,352               --             --         (694,705)         287,647            --             --
---------------------------------------------------------------------------------------------------------------------------------
Sensys Medical,
Inc. Pfd., Series
A-1                        874,784          158,253             --          268,809        1,301,846            --             --
---------------------------------------------------------------------------------------------------------------------------------
Sensys Medical,
Inc. Sec. Notes,
8.00%, 12/31/05                 --          178,051             --               --          178,051            --             --
=================================================================================================================================
SUBTOTAL                 5,197,824          336,304              --      (2,787,896)       2,746,232            --             --
=================================================================================================================================
TOTAL                   $8,840,934     $117,287,075   $(111,520,675  $   (2,787,896)     $11,819,438    $   95,038     $       --
=================================================================================================================================


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At May 31, 2005, securities with an aggregate value of $4,625,905 were on loan to brokers. The loans were secured by cash collateral of $4,853,222 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended May 31, 2005, the Fund received dividends on cash collateral of $4,122 for securities lending transactions, which are net of rebates.




I-AHS-QTR-1                           F-11

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                                                                           CALL OPTION CONTRACTS
                                                                   ----------------------------------------
                                                                   NUMBER OF                     PREMIUMS
                                                                   CONTRACTS                     RECEIVED
                                                                   ---------                     --------
Beginning of period                                                      --                   $         --
-----------------------------------------------------------------------------------------------------------
Written                                                                 158                         25,246
-----------------------------------------------------------------------------------------------------------
Closed                                                                  (79)                        (9,289)
===========================================================================================================-
End of period                                                            79                   $     15,957
===========================================================================================================-


                       OPEN OPTIONS WRITTEN AT PERIOD END

                                                                           MAY 31,
                                                 NUMBER                     2005
                       CONTRACT     STRIKE         OF        PREMIUMS      MARKET      UNREALIZED
                        MONTH        PRICE     CONTRACTS     RECEIVED      VALUE      APPRECIATION
--------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.       Jun-05     $   70.0           79     $ 15,957     $  4,345    $     11,612
==================================================================================================

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amounts of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended May 31, 2005 were $176,145,735 and $216,389,251 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

              UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
 --------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
     Investment securities                                                              $      26,799,618
----------------------------------------------------------------------------------------------------------
     Securities sold short                                                                        178,241
----------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
     Investment securities                                                                    (35,639,343)
----------------------------------------------------------------------------------------------------------
     Securities sold short                                                                       (257,828)
==========================================================================================================
Net unrealized appreciation (depreciation) of investment securities                     $      (8,919,312)
==========================================================================================================
Cost of investments for tax purposes is $183,284,133.

Proceeds from securities sold short for tax purposes are $4,983,999.


I-AHS-QTR-1                           F-12

                             AIM MULTI-SECTOR FUND
            Quarterly Schedule of Portfolio Holdings o May 31, 2005


        YOUR GOALS. OUR SOLUTIONS.      [AIM INVESTMENTS LOGO APPEARS HERE]
         --Registered Trademark--             --Registered Trademark--

AIMinvestments.com             I-MSE-QTR-1 5/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
May 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                              SHARES                       VALUE
---------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS--75.48%

ADVERTISING--1.79%
Omnicom Group Inc.                                                                            29,880                 $ 2,446,873
=================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.62%
Polo Ralph Lauren Corp.                                                                       21,780                     843,975
=================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.27%
Bank of New York Co., Inc. (The)                                                              35,600                   1,025,992
---------------------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                                                             31,700                     938,637
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                       4,300                     310,202
---------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                            17,400                     835,200
=================================================================================================================================
                                                                                                                       3,110,031
=================================================================================================================================

BIOTECHNOLOGY--3.78%
Amgen Inc.                                                                        (a)         21,200                   1,326,696
---------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.                                                      (a)        145,000                   1,451,450
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                                             (a)         19,800                     807,840
---------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.                                                         (a)         83,500                   1,594,850
=================================================================================================================================
                                                                                                                       5,180,836
=================================================================================================================================

BREWERS--0.55%
Anheuser-Busch Cos., Inc.                                                                     16,230                     760,376
=================================================================================================================================

BROADCASTING & CABLE TV--3.01%
Cablevision Systems Corp.-New York Group-Class A                                  (a)         55,990                   1,432,224
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp.-Class A                                                             (a)         21,560                     694,232
---------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp.-Class A                                                         17,790                     520,002
---------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp.-Class A                                                       (a)        141,350                   1,468,627
=================================================================================================================================
                                                                                                                       4,115,085
=================================================================================================================================

CASINOS & GAMING--2.95%
Harrah's Entertainment, Inc.                                                                  38,030                   2,730,934
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                 46,300                   1,304,734
=================================================================================================================================
                                                                                                                       4,035,668
=================================================================================================================================

COMMUNICATIONS EQUIPMENT--3.92%
Cisco Systems, Inc.                                                               (a)         79,500                   1,540,710
---------------------------------------------------------------------------------------------------------------------------------
Corning Inc.                                                                      (a)         78,200                   1,226,176
---------------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.                                                                 (a)(b)      28,600                   1,464,606
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                                 30,400                   1,132,704
=================================================================================================================================
                                                                                                                       5,364,196
=================================================================================================================================

COMPUTER HARDWARE--3.16%
Apple Computer, Inc.                                                              (a)(b)      32,300                   1,282,633
---------------------------------------------------------------------------------------------------------------------------------
Avid Technology, Inc.                                                             (a)         32,300                   1,894,072
---------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                                                         (a)         28,800                   1,148,832
=================================================================================================================================
                                                                                                                       4,325,537
=================================================================================================================================

I-MSE-QTR-1                           F-1

                                                                                              SHARES                MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--1.22%
EMC Corp.                                                                         (a)        118,700               $    1,668,922
=================================================================================================================================

CONSUMER FINANCE--0.63%
Capital One Financial Corp.                                                                   11,400                     859,560
=================================================================================================================================

DIVERSIFIED BANKS--2.34%
Bank of America Corp.                                                                         18,582                     860,718
---------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                  24,000                     703,920
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                22,300                   1,131,725
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                              8,400                     507,444
=================================================================================================================================
                                                                                                                       3,203,807
=================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.47%
Cendant Corp.                                                                                 30,130                     639,057
=================================================================================================================================

HEALTH CARE EQUIPMENT--1.75%
Medtronic, Inc.                                                                               14,700                     790,125
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                                                            (a)         40,000                   1,604,800
=================================================================================================================================
                                                                                                                       2,394,925
=================================================================================================================================

HEALTH CARE FACILITIES--0.80%
Community Health Systems Inc.                                                     (a)         30,000                   1,091,100
=================================================================================================================================

HEALTH CARE SERVICES--0.78%
Caremark Rx, Inc.                                                                 (a)          7,600                     339,416
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                                          (a)         15,000                     725,700
=================================================================================================================================
                                                                                                                       1,065,116
=================================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.76%
Activision, Inc.                                                                  (a)         65,866                   1,038,048
=================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.00%
Hilton Hotels Corp.                                                                           34,200                     828,666
---------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc.-Class A                                                          11,200                     756,448
---------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                         (c)         20,520                   1,148,504
=================================================================================================================================
                                                                                                                       2,733,618
=================================================================================================================================

INTEGRATED OIL & GAS--4.40%
Amerada Hess Corp.                                                                             8,000                     742,800
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                13,000                   1,401,920
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                             10,000                     562,000
---------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                              34,000                   3,323,500
=================================================================================================================================
                                                                                                                       6,030,220
=================================================================================================================================

INTERNET SOFTWARE & SERVICES--4.13%
Google Inc.-Class A                                                               (a)          7,100                   1,976,640
---------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                                                    (a)         45,800                   1,481,630
---------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                                                       (a)         59,100                   2,198,520
=================================================================================================================================
                                                                                                                       5,656,790
=================================================================================================================================

I-MSE-QTR-1                           F-2


                                                                                              SHARES                MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--1.68%
Merrill Lynch & Co., Inc.                                                                     23,700               $   1,285,962
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                20,600                   1,008,576
=================================================================================================================================
                                                                                                                       2,294,538
=================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.86%
Cognizant Technology Solutions Corp.-Class A                                      (a)         24,400                   1,171,200
=================================================================================================================================

LIFE & HEALTH INSURANCE--0.54%
Prudential Financial, Inc.                                                                    11,700                     740,727
=================================================================================================================================

MANAGED HEALTH CARE--1.29%
Aetna Inc.                                                                                     7,800                     608,478
---------------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.                                                   (a)         18,400                   1,156,072
=================================================================================================================================
                                                                                                                       1,764,550
=================================================================================================================================

MOVIES & ENTERTAINMENT--1.88%
News Corp.-Class A                                                                            96,680                   1,559,448
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.                                                                  (a)         58,447                   1,016,978
=================================================================================================================================
                                                                                                                       2,576,426
=================================================================================================================================

MULTI-LINE INSURANCE--0.89%
American International Group, Inc.                                                             5,200                     288,860
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                                 12,400                     927,396
=================================================================================================================================
                                                                                                                       1,216,256
=================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--4.19%
Cal Dive International, Inc.                                                      (a)         27,000                   1,225,800
---------------------------------------------------------------------------------------------------------------------------------
FMC Technologies, Inc.                                                            (a)         45,000                   1,419,750
---------------------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc.                                                               (a)         65,000                   1,561,300
---------------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                                                       (a)         34,000                   1,530,000
=================================================================================================================================
                                                                                                                       5,736,850
=================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.78%
Apache Corp.                                                                                  24,000                   1,410,240
---------------------------------------------------------------------------------------------------------------------------------
Cheniere Energy, Inc.                                                             (a)         45,000                   1,318,500
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.                                                          (a)         28,000                   1,076,600
=================================================================================================================================
                                                                                                                       3,805,340
=================================================================================================================================

OIL & GAS REFINING & MARKETING --2.24%
Valero Energy Corp.                                                                           23,000                   1,578,260
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                     81,000                   1,491,210
=================================================================================================================================
                                                                                                                       3,069,470
=================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.03%
Citigroup Inc.                                                                                35,000                   1,648,850
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                          31,576                   1,128,842
=================================================================================================================================
                                                                                                                       2,777,692
=================================================================================================================================

I-MSE-QTR-1                           F-3

                                                                                              SHARES                MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.91%
Forest Laboratories, Inc.                                                         (a)         28,200              $    1,087,956
---------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                             25,000                   1,457,500
---------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                                   56,000                   1,562,400
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                         28,800                   1,249,056
=================================================================================================================================
                                                                                                                       5,356,912
=================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.66%
St. Paul Travelers Cos., Inc. (The)                                                           24,000                     909,120
=================================================================================================================================

PUBLISHING--1.29%
Gannett Co., Inc.                                                                              7,360                     548,026
---------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                           10,850                     684,418
---------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                   14,800                     535,464
=================================================================================================================================
                                                                                                                       1,767,908
=================================================================================================================================

REGIONAL BANKS--2.77%
Cullen/Frost Bankers, Inc.                                                                    23,200                   1,034,952
---------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                           25,100                   1,069,762
---------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                                                     38,200                   1,041,332
---------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp.                                                                                 9,200                     651,728
=================================================================================================================================
                                                                                                                       3,797,774
=================================================================================================================================

RESTAURANTS--0.48%
CBRL Group, Inc.                                                                              16,000                     651,520
=================================================================================================================================

SEMICONDUCTORS--1.88%
Intel Corp.                                                                                   54,800                   1,475,764
---------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                  54,500                   1,096,540
=================================================================================================================================
                                                                                                                       2,572,304
=================================================================================================================================

SPECIALIZED CONSUMER SERVICES--0.33%
H&R Block, Inc.                                                                                9,000                     449,280
=================================================================================================================================

SYSTEMS SOFTWARE--1.33%
Microsoft Corp.                                                                               38,500                     993,300
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                                      (a)         64,600                     828,172
=================================================================================================================================
                                                                                                                       1,821,472
=================================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.16%
Fannie Mae                                                                                    21,100                   1,249,964
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                   14,600                     949,584
---------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                         19,900                     752,220
=================================================================================================================================
                                                                                                                       2,951,768
=================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.96%
Nextel Partners, Inc.-Class A                                                     (a)         55,600                   1,320,500
=================================================================================================================================

Total Domestic Common Stocks & Other Equity Interests (Cost $90,511,303)                                             103,315,347
=================================================================================================================================

I-MSE-QTR-1                           F-4

                                                                                              SHARES                MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--20.46%

BELGIUM--0.89%
Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings)                             (d)         14,342              $    1,219,877
=================================================================================================================================

BERMUDA--3.05%
Marvell Technology Group Ltd. (Semiconductors)                                    (a)         37,500                   1,536,000
---------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd.  (Oil & Gas Drilling)                                     (a)         24,000                   1,322,640
---------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Oil & Gas Equipment & Services)                   (a)         25,000                   1,314,250
=================================================================================================================================
                                                                                                                       4,172,890
=================================================================================================================================

CANADA--2.20%
QLT Inc. (Biotechnology)                                                          (a)        146,500                   1,519,205
---------------------------------------------------------------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration & Production)                                     45,000                   1,497,150
=================================================================================================================================
                                                                                                                       3,016,355
=================================================================================================================================

CAYMAN ISLANDS--1.83%
ACE Ltd. (Property & Casualty Insurance)                                                      22,600                     976,772
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp. (Oil & Gas Drilling)                                                              27,000                   1,528,740
=================================================================================================================================
                                                                                                                       2,505,512
=================================================================================================================================

FINLAND --0.69%
Nokia Oyj-ADR (Communications Equipment)                                                      56,300                     949,218
=================================================================================================================================

FRANCE--2.04%
Accor S.A. (Hotels, Resorts & Cruise Lines)                                       (d)         12,115                     558,553
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)                                                          29,900                   1,345,500
---------------------------------------------------------------------------------------------------------------------------------
Total S.A.-ADR (Integrated Oil & Gas)                                                          8,000                     889,520
=================================================================================================================================
                                                                                                                       2,793,573
=================================================================================================================================

ITALY--0.47%
Eni S.p.A-ADR (Integrated Oil & Gas)                                                           5,000                     641,400
=================================================================================================================================

JAPAN--2.16%
Astellas Pharma Inc. (Pharmaceuticals)                                            (d)         26,000                     925,681
---------------------------------------------------------------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                                                 (d)         60,000                   2,026,926
=================================================================================================================================
                                                                                                                       2,952,607
=================================================================================================================================

NETHERLANDS--0.96%
Schlumberger Ltd. (Oil & Gas Equipment & Services)                                            19,200                   1,312,704
=================================================================================================================================

PANAMA--0.86%
Carnival Corp. (Hotels, Resorts & Cruise Lines)                                   (e)         22,100                   1,169,090
=================================================================================================================================

I-MSE-QTR-1                         F-5


                                                                                              SHARES                MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND--2.36%
Novartis A.G.-ADR (Pharmaceuticals)                                                           24,900               $   1,215,867
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                                              (d)         16,000                   2,015,614
=================================================================================================================================
                                                                                                                       3,231,481
=================================================================================================================================

UNITED KINGDOM--2.95%
Allied Domecq PLC (Distillers & Vintners)                                         (d)         88,289                   1,111,939
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (Application Software)                                                (a)         36,700                   1,000,075
---------------------------------------------------------------------------------------------------------------------------------
BP PLC-ADR (Integrated Oil & Gas)                                                             22,000                   1,324,400
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)                                                       (d)         56,562                     602,809
=================================================================================================================================
                                                                                                                       4,039,223
=================================================================================================================================

Total Foreign Stocks & Other Equity Interests
Cost $24,064,580)                                                                                                     28,003,930
=================================================================================================================================

MONEY MARKET FUNDS--4.06%
Premier Portfolio-Institutional Class
(Cost $5,564,684)                                                                 (f)     $5,564,684              $    5,564,684
=================================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $120,140,567)                                                                                               $  136,883,961
_________________________________________________________________________________________________________________________________
=================================================================================================================================



Investment Abbreviations:

ADR                               American Depositary Receipt

Notes to Schedule of Investments:


(a)      Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1E and Note 3.

(c)      Each unit represents one common share and one Class B share.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at May 31, 2005 was $8,461,399, which represented 6.18% of the Fund's Total Investments. See Note 1A.

(e)      Each unit represents one common share and one trust share.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

       See accompanying notes which are an integral part of this schedule.


I-MSE-QTR-1                         F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

I-MSE-QTR-1                           F-7

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that

I-MSE-QTR-1                           F-8
    day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.


NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in the affiliated money market fund for the nine months ended May 31, 2005.

                  MARKET                  PROCEEDS      UNREALIZED      MARKET               REALIZED
                  VALUE     PURCHASES       FROM       APPRECIATION      VALUE     DIVIDEND    GAIN
FUND             08/31/04    AT COST       SALES       (DEPRECIATION)   05/31/05    INCOME    (LOSS)
-----------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class          $2,605,685  $60,336,225  $(57,377,226)  $           --  $5,564,684  $ 78,372  $     --
=====================================================================================================


NOTE 3 - OPTION CONTRACTS WRITTEN

                       TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------
                                                     CALL OPTION CONTRACTS
                                               ---------------------------------
                                               NUMBER OF              PREMIUMS
                                               CONTRACTS              RECEIVED
                                               ---------            ------------
Beginning of period                                   --            $        --
--------------------------------------------------------------------------------
Written                                              652                 79,780
--------------------------------------------------------------------------------
Closed                                               (19)                (8,303)
--------------------------------------------------------------------------------
Expired                                             (350)               (30,341)
================================================================================
End of period                                        283            $    41,136
________________________________________________________________________________
================================================================================

I-MSE-QTR-1                         F-9

                     OPEN CALL OPTIONS WRITTEN AT PERIOD END

                                                                        MAY 31,
                                                                         2005
                          CONTRACT   STRIKE    NUMBER OF    PREMIUMS     MARKET      UNREALIZED
                           MONTH     PRICE     CONTRACTS    RECEIVED     VALUE      APPRECIATION
------------------------------------------------------------------------------------------------
Apple Computer, Inc.      Jul-05  $     47.5          57  $   13,793  $    3,135  $       10,658
------------------------------------------------------------------------------------------------
F5 Networks, Inc.         Jul-05        60.0         226      27,343      13,560          13,783
================================================================================================
                                                     283  $   41,136  $   16,695  $       24,441
________________________________________________________________________________________________
================================================================================================

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended May 31, 2005 was $95,724,764, and $50,295,661, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $18,042,951
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (1,625,624)
==============================================================================
Net unrealized appreciation of investment securities               16,417,327
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $120,466,634.

I-MSE-QTR-1                          F-10

Item 2. Controls and Procedures.

    (a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Counselor Series Trust

By:      /s/ ROBERT H. GRAHAM
         --------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    July 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         --------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    July 29, 2005


By:      /s/ SIDNEY M. DILGREN
         --------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    July 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.